Disposal group held for sale (Details) € in Millions, R in Millions, $ in Millions, $ in Billions	12 Months Ended
	Jun. 30, 2021 ZAR (R) shareholder	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ZAR (R)	Jul. 28, 2020 ZAR (R) item	Jul. 28, 2020 EUR (€) item
Disposal groups held for sale
Assets	R 360,743		R 474,535		R 466,237
Reversal of impairment loss	5,468				949
Impairment loss	34,200		112,736		R 19,868
Disposal groups held-for-sale
Disposal groups held for sale
Assets	10,631		84,268
Liabilities	(3,706)		(5,531)
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Disposal groups held for sale
Assets	6,085		5,951
Liabilities	R (1,771)		(2,604)
Percentage of equity interest agreed to be disposed of	30.00%
Percentage of equity interest to be retained after disposal	20.00%
Initial consideration agreed for sale of equity interest	R 4,145
Deferred consideration agreed for sale of equity interest	R 1,000
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO) | South African Gas Development Company Limited (iGas) and Companhia Mozambicana de Gasoduto S.A.R.L. (CMG)
Disposal groups held for sale
Percentage of equity interest agreed to be disposed of	30.00%
Number of existing shareholders that exercised pre-emptive rights to aquire equity | shareholder	2
Central Termica de Ressano Garcia S.A. (CTRG)
Disposal groups held for sale
Assets	R 3,034
Liabilities	(1,109)
Sasol Canada - Shale gas assets
Disposal groups held for sale
Assets	1,181
Liabilities	(824)
Reversal of impairment loss	521	$ 45
US Chemicals assets held for sale
Disposal groups held for sale
Assets			71,001
Liabilities			(2,425)
Impairment loss			72,600	$ 4.2
Secunda Operations Air Separation Units
Disposal groups held for sale
Assets			5,675
Liabilities			(38)
Number of air separation units to be sold | item						16	16
Proceeds from divestment to be received after fulfilment of various conditions						R 8,500
Proceeds from divestment to be received after fulfilment of various conditions excluding amount in foreign currency						R 5,525
Proceeds from divestment to be received after fulfilment of various conditions - amount in foreign currency | €							€ 147.5
Other
Disposal groups held for sale
Assets	331		1,641
Liabilities	R (2)		R (464)